Revenues and Deferred Revenue - Schedule of Movement of the Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Disaggregation Of Revenue [Abstract]
Beginning balance (current and noncurrent)	¥ 3,024,443	¥ 3,228,770
Additions	1,930,075	2,246,023
Deductions	(2,606,339)	(2,450,350)
Ending balance (current and noncurrent)	2,348,179	3,024,443
Deferred revenue, current	1,266,948	1,463,165	$ 198,812
Deferred revenue, non-current	¥ 1,081,231	¥ 1,561,278	$ 169,669